Corporate Overview - Additional Information (Detail)		12 Months Ended
	May 25, 2016 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Sep. 02, 2015 Patents
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001
Sale of common stock and common stock warrants, related party | $			$ 2,664,900
Finders Arrangements [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock and common stock warrants, related party | $		$ 582,500
Sale of common stock and common stock warrants to related party, shares		466,000
Commission paid to agents | $		$ 46,600
Mayne Pharma Ventures Pty LTD [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Warrants issued to purchase common stock		28,364,236
Mayne Pharma Ventures Pty LTD [Member] | Securities Purchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock and common stock warrants, related party | $		$ 2,788,500
Sale of common stock and common stock warrants to related party, shares		27,885,000
Aggregate number of common stock and warrants issued		27,885,000
Warrants issued to purchase common stock		27,885,000
Mayne Pharma Ventures Pty LTD [Member] | Finders Arrangements [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock and common stock warrants, related party | $		$ 47,924
Warrants issued to purchase common stock		479,236
Accredited Investor [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Shares issued, price per share | $ / shares	$ 0.10
Number of securities into which each warrant or right converted	1
Number of securities into which the class of warrant or right converted	1
Warrant expiration period	5 years
Exercise price of warrants | $ / shares	$ 0.12
Private Placement [Member] | Accredited Investor [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock and common stock warrants, related party | $	$ 5,500,000
Sale of common stock and common stock warrants to related party, shares	55,000,000
Mayne Pharma [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
License fee paid | $		$ 75,000
Number of patents sublicensed | Patents				2